Finance costs and unwinding of obligations (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of finance costs and unwinding of obligations [Abstract]
Disclosure of finance costs and unwinding of obligations by item

	Six months	Six months
	ended	ended
	June	June
	2026	2025
US Dollar millions	Unaudited	Unaudited

Finance costs - borrowings	61	60
Finance costs - leases	9	8
Finance costs - joint venture loan restructure loss (1)	40	—
Unwinding of obligations	18	17
	128	85
The interest included within finance costs is calculated at effective interest rates.
(1)As at 1 January 2026, the loan to Kibali was restructured, resulting in a derecognition per IFRS 9 and recognition of the new loan under the updated terms. This resulted in a loss of $40m due to the lower interest rate and amended repayment terms.